Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 4,374	$ 5,832
Accretion expense	374	422
Reduction in asset retirement obligation	37	(1,880)
Ending balance	$ 4,785	$ 4,374